Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2025
Asset and Liabilities Held For Sale [Abstract]
Assets and Liabilities Held for Sale	Assets and Liabilities Held for SaleThe Company is advancing a process to sell its exploration projects in Mali. During September 2025 the sale of these projects became highly probable to be completed in the next 12 months and therefore the underlying assets have been classified as held for sale. The Company has recorded an adjustment to the value of the assets to reflect the best estimate of consideration to be received in exchange for the Malian assets